INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Current provision	$ 233,883	$ 524,977	$ 862,795
Deferred provision (benefit)	(283,874)	(2,698)	0
Total provision (benefit) for income taxes	$ (49,991)	$ 522,279	$ 862,795